ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

25. ASSETS AND LIABILITIES HELD FOR SALE

During the year ended December 31, 2021, to comply with the 2021 Implementing Rules, the Group planned to sell the Shuyang Galaxy School (“Shuyang K-12”) and business providing compulsory education services at Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”) and Shenyang Universe High School (“Shenyang K-12”) (collectively as “K-9 business”). The Group has found a third party buyer and signed a definitive sales agreement, which is currently under registration process which is expected to be completed within one year from December 31, 2021. The Group would act on behalf of the buyer for the K-9 business operation and management under the authorization of the buyer temporarily, till the registration process is completed. As the transaction was not closed as of December 31, 2021 and such business did not meet the definition of a “component” under US GAAP to be presented as discontinued operation, the Group recorded the assets and liabilities of K-9 business as “Held for Sale” in accordance with ASC 360. The assets and liabilities of K-9 business classified as held for sale were presented separately in the asset and liability sections, respectively, of the Consolidated Balance Sheet as of December 31, 2021. The assets of the K-9 business used to be reported under the K-12 Schools segment prior to the signing of the sales agreement on August 31, 2021, and was reported under the unallocated cooperate assets as of December 31, 2021. There is no gain or loss recognized from the transaction or held for sale reclassification during the year ended December 31, 2021, and the difference between the consideration and the carrying amount of net assets held for sale as of the closing date would be recognized as gain or loss from disposal of subsidiaries. According to agreement between the Group and the buyer, the profit and loss generated after August 31, 2021 and before the completion of this transaction belongs to the buyer, thus no gain or loss related to the K-9 business since September 2021 was recorded on the Group’s financial statements for this period.

The following table sets forth the assets and liabilities classified as held for sale as of December 31, 2021.

As of December 31, 2021
Assets classified as held for sale
Cash and cash equivalents	57,729
Accounts receivable, net	990
Prepaid and other current assets, net	5,810
Property and equipment, net	46,252
Land use right, net	1,685
Intangible assets, net	16,455
Goodwill	3,803
Total Assets	132,724

Liabilities classified as held for sale
Deferred revenue	64,832
Accounts payable	1,117
Accrued and other liabilities	12,000
Income tax payable, current	643
Deferred tax liabilities, net	4,569
Total liabilities	83,161